Results of operation (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Results of operation
Revenue	€ 771,000	€ 1,107,000	€ 1,992,000	€ 1,548,000
Decrease in research and development expenses.	€ 288,000
Percentage of Decrease in Research And Development Expenses.	3.20%		3.20%
Increase in research and development expenses			€ 202,000
Percentage of increase in research and development expenses			1.10%
Research and development expenses before capitalization		8,900,000		17,800,000
Research and development expenses after capitalization	€ 8,600,000		€ 18,000,000.0
Increase in selling, general and administrative expenses	€ 198,000		€ 600,000
Percentage of increase in selling, general and administrative expenses	3.20%		5.30%
Selling, general and administrative expenses	€ 6,383,000	6,185,000	€ 12,355,000	11,736,000
Capitalized expenses deducted in relation to this R&D Incentive	(84,000)	(8,000)	(20,000)	(8,000)
Other income/(expense)	58,000	219,000	249,000	265,000
R&D incentives	137,000	268,000	251,000	289,000
Research and development cost capitalised.	1,100,000	2,300,000	3,300,000	5,000,000.0
Germany
Results of operation
Revenue	700,000	1,000,000.0	1,600,000	1,400,000
Switzerland
Results of operation
Revenue	96,000	23,000	306,000	117,000
Spain
Results of operation
Revenue		24,000	72,000
ITALY
Results of operation
Revenue			46,000
Belgium
Results of operation
Includes a correction of the R&D			91,000
AUSTRIA
Results of operation
Revenue		41,000		81,000
Research and development expenses
Results of operation
Research and development cost capitalised.	€ 1,132,000	€ 2,287,000	3,294,000	€ 5,001,000
Other operating income expense
Results of operation
Capitalized expenses deducted in relation to this R&D Incentive			€ (84,000)